UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4888

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Short-Intermediate Government Fund
STATEMENT OF INVESTMENTS
February 28, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--101.0%	Rate (%)	Date	Amount ($)	Values ($)

U.S. Government Agencies--20.0%
Federal Home Loan Banks,
Bonds	4.13	10/26/07	5,550,000	5,482,235
Federal Home Loan Banks,
Bonds, Ser. 593	4.63	10/24/07	10,895,000	10,826,830
Federal Home Loan Mortgage
Corp., Debs.	4.41	7/6/07	13,000,000	13,001,833
Federal National Mortgage
Association, Notes	0.00	5/15/14	9,600,000	6,392,736
Federal National Mortgage
Association, Notes	4.38	9/7/07	2,775,000	2,751,690
Federal National Mortgage
Association, Notes	4.75	8/25/08	3,000,000	2,983,137
Federal National Mortgage
Association, Notes	5.00	2/27/08	10,100,000	10,089,324
				51,527,785
U.S. Government Agencies/Mortgage-Backed--28.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			395,339	376,189
4.00%, 1/1/10 - 4/1/10			20,426,953	19,890,174
4.50%, 2/1/10 - 9/1/14			5,225,757	5,099,279
5.00%, 5/1/10 - 1/1/11			8,588,390	8,558,317
Structured Pass-Through Cfts.,
Ser. T-007, Cl. A6 7.03%, 8/25/28			556,119	556,119
Federal National Mortgage Association:
4.00%, 2/1/10 - 5/1/10			2,617,130	2,531,236
4.50%, 11/1/14			2,389,756	2,344,948
6.00%, 10/1/13			2,628,072	2,679,792
Whole Loan, Ser. 2001-W2, Cl. AF6
6.59%, 10/25/31			4,171,460	4,159,237
Whole Loan, Ser. 2001-W1, Cl. AF6
6.90%, 7/25/31			2,035,925	2,031,574
REMIC, Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-54, Cl. PB 4.00%, 9/25/17			584,972	583,099
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%, 12/16/19			647,660	617,512
Ser. 2004-97, Cl. AB, 3.08%, 4/16/22			768,565	734,468
Ser. 2004-77, Cl. A, 3.40%, 3/16/20			1,268,999	1,221,890
Ser. 2003-96, Cl. B, 3.61%, 8/16/18			1,880,206	1,828,666
Ser. 2005-90, Cl. A, 3.76%, 7/16/28			1,394,579	1,339,791
Ser. 2005-34, Cl. A, 3.96%, 9/16/21			1,233,086	1,202,823
Ser. 2005-79, Cl. A, 4.00%, 10/16/33			706,230	683,985
Ser. 2005-50, Cl. A, 4.02%, 11/16/26			1,398,108	1,358,994
Ser. 2005-29, Cl. A, 4.02%, 7/16/27			979,341	949,079
Ser. 2005-42, Cl. A, 4.05%, 7/16/20			1,494,274	1,458,028
Ser. 2006-6, Cl. A, 4.05%, 10/16/23			325,000	318,094

Ser. 2004-51, Cl. A, 4.15%, 2/16/18	523,892	511,848
Ser. 2006-3, Cl. A, 4.21%, 1/16/28	1,347,263	1,309,447
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	1,965,555	1,922,624
Ser. 2006-5, Cl. A, 4.24%, 7/16/29	1,900,000	1,847,453
Ser. 2005-52, Cl. A, 4.29%, 1/16/30	562,072	548,683
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	482,062	472,647
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	1,060,000	1,035,037
Ser. 2005-87, Cl. A, 4.45%, 5/16/25	843,902	826,110
U.S. Government Gtd. Development Participation Ctfs.,
(Gtd. By Small Business Administration)
Ser. 1997-20G, Cl.1, 6.85%, 7/1/2017	3,856,420	4,004,633
Vendee Mortgage Trust II,
Ser. 2001-1, Cl. H, 7%, 2007	402,484	405,764
		73,407,540
U.S. Treasury Bonds--2.0%
4.50%, 2/15/36	5,230,000	5,228,776
U.S. Treasury Notes--50.4%
1.50%, 3/31/06	5,943,000	5,930,234
2.50%, 9/30/06	28,790,000	28,425,519
3.00%, 12/31/06	48,410,000	47,732,744
3.50%, 2/15/10	4,570,000	4,383,096
3.63%, 4/30/07	2,245,000	2,217,723
4.25%, 1/15/11	28,440,000	28,013,428
4.5%, 2/15/16	12,800,000	12,756,007
		129,458,751
Total Bonds and Notes
(cost $261,067,430)		259,623,852

	Principal
Short-Term Investments--11.7%	Amount ($)	Values ($)

U.S. Government Agencies--1.6%
Federal National Mortgage
4.39%, 3/13/06	4,230,000	4,223,937
U.S. Treasury Bills--10.1%
4.27%, 3/9/06	7,780,000 a	7,772,609
4.27%, 3/30/06	12,800,000	12,755,584
4.31%, 3/16/06	5,210,000	5,200,570
		25,728,763
Total Short-Term Investments
(cost $29,953,172)		29,952,700

Total Investments (cost $291,020,602)	112.7%	289,575,552
Liabilities, Less Cash and Receivables	(12.7%)	(32,694,717)
Net Assets	100.0%	256,880,834

[a] Partially held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Short-Intermediate Government Fund STATEMENT OF FINANCIAL FUTURES February 28, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation/(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/28/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	478	97,691,250	June-2006	117,625
Financial Futures Short
U.S. Treasury 5 Year Notes	287	30,188,813	June-2006	(26,906)
U.S. Treasury 10 Year Notes	160	17,280,000	June-2006	(32,500)
U.S. Treasury 30 Year Bonds	164	18,547,375	June-2006	(38,438)
				19,781

Dreyfus Short-Intermediate Government Fund STATEMENT OF OPTIONS WRITTEN February 28, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options;
U.S. Treasury Notes, 4.25%, 2/15/2016
April 2006 @ 101.656	5,110,000	4,791
Put Options;
U.S. Treasury Notes, 4.25%, 2/15/2016
April 2006 @ 97.656	5,110,000	6,387
(Premiums received $20,759)		11,178

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006